Form N-1A Supplement	Jan. 05, 2026
PACE Intermediate Fixed Income Investments (Class A) | PACE Intermediate Fixed Income Investments
Prospectus [Line Items]
Supplement to Prospectus [Text Block]

PACE® Select Advisors Trust

January 5, 2026

Supplement to the prospectuses relating to Class A shares (the "Class A Prospectus"), Class P shares (the "Class P Prospectus") and Class P2 shares (the "Class P2 Prospectus") (collectively, the "Prospectuses"), and the Statement of Additional Information ("SAI"), each dated November 28, 2025.

Includes:

•  PACE® Intermediate Fixed Income Investments

•  PACE® Strategic Fixed Income Investments

Dear Investor,

The purpose of this supplement is to update certain information for series (each, a "fund") of PACE® Select Advisors Trust (the "Trust").

First, the purpose of this supplement is to update certain information regarding the investment subadvisory arrangements for PACE® Intermediate Fixed Income Investments and PACE® Strategic Fixed Income Investments, series of the Trust. Brown Brothers Harriman & Co., acting through a separately identifiable department known as the Brown Brothers Harriman Mutual Fund Advisory Department ("BBH"), had been a sub-advisor to the fund since August 12, 2022. BBH has effectuated an internal business reorganization in which it transferred its taxable fixed income and structured credit advisory business and related personnel and assets, including the personnel responsible for providing investment advisory services to the funds, to a new entity known as Brown Brothers Harriman Credit Partners, LLC ("BBH Credit"), effective on January 1, 2026. As part of this reorganization, Affiliated Managers Group, Inc., through a wholly-owned acquisition subsidiary, received a minority equity interest in BBH Credit. No material changes are expected to occur with respect to BBH Credit's management of the funds or allocated portion thereof.

I. PACE® Intermediate Fixed Income Investments and PACE® Strategic Fixed Income Investments

Effective immediately, the Prospectuses and SAI are hereby revised as follows:

All references to "Brown Brothers Harriman & Co., acting through a separately identifiable department known as the Brown Brothers Harriman Mutual Fund Advisory Department" or "BBH" as a subadvisor to PACE Intermediate Fixed Income Investments and PACE Strategic Fixed Income Investments in the Prospectuses and SAI are hereby replaced with "Brown Brothers Harriman Credit Partners, LLC" or "BBH Credit Partners".

PACE Strategic Fixed Income Investments (Class A) | PACE Strategic Fixed Income Investments
Prospectus [Line Items]
Supplement to Prospectus [Text Block]

PACE® Select Advisors Trust

January 5, 2026

Supplement to the prospectuses relating to Class A shares (the "Class A Prospectus"), Class P shares (the "Class P Prospectus") and Class P2 shares (the "Class P2 Prospectus") (collectively, the "Prospectuses"), and the Statement of Additional Information ("SAI"), each dated November 28, 2025.

Includes:

•  PACE® Intermediate Fixed Income Investments

•  PACE® Strategic Fixed Income Investments

Dear Investor,

The purpose of this supplement is to update certain information for series (each, a "fund") of PACE® Select Advisors Trust (the "Trust").

First, the purpose of this supplement is to update certain information regarding the investment subadvisory arrangements for PACE® Intermediate Fixed Income Investments and PACE® Strategic Fixed Income Investments, series of the Trust. Brown Brothers Harriman & Co., acting through a separately identifiable department known as the Brown Brothers Harriman Mutual Fund Advisory Department ("BBH"), had been a sub-advisor to the fund since August 12, 2022. BBH has effectuated an internal business reorganization in which it transferred its taxable fixed income and structured credit advisory business and related personnel and assets, including the personnel responsible for providing investment advisory services to the funds, to a new entity known as Brown Brothers Harriman Credit Partners, LLC ("BBH Credit"), effective on January 1, 2026. As part of this reorganization, Affiliated Managers Group, Inc., through a wholly-owned acquisition subsidiary, received a minority equity interest in BBH Credit. No material changes are expected to occur with respect to BBH Credit's management of the funds or allocated portion thereof.

I. PACE® Intermediate Fixed Income Investments and PACE® Strategic Fixed Income Investments

Effective immediately, the Prospectuses and SAI are hereby revised as follows:

All references to "Brown Brothers Harriman & Co., acting through a separately identifiable department known as the Brown Brothers Harriman Mutual Fund Advisory Department" or "BBH" as a subadvisor to PACE Intermediate Fixed Income Investments and PACE Strategic Fixed Income Investments in the Prospectuses and SAI are hereby replaced with "Brown Brothers Harriman Credit Partners, LLC" or "BBH Credit Partners".

PACE Intermediate Fixed Income Investments (Class P) | PACE Intermediate Fixed Income Investments
Prospectus [Line Items]
Supplement to Prospectus [Text Block]

PACE® Select Advisors Trust

January 5, 2026

Supplement to the prospectuses relating to Class A shares (the "Class A Prospectus"), Class P shares (the "Class P Prospectus") and Class P2 shares (the "Class P2 Prospectus") (collectively, the "Prospectuses"), and the Statement of Additional Information ("SAI"), each dated November 28, 2025.

Includes:

•  PACE® Intermediate Fixed Income Investments

•  PACE® Strategic Fixed Income Investments

Dear Investor,

The purpose of this supplement is to update certain information for series (each, a "fund") of PACE® Select Advisors Trust (the "Trust").

First, the purpose of this supplement is to update certain information regarding the investment subadvisory arrangements for PACE® Intermediate Fixed Income Investments and PACE® Strategic Fixed Income Investments, series of the Trust. Brown Brothers Harriman & Co., acting through a separately identifiable department known as the Brown Brothers Harriman Mutual Fund Advisory Department ("BBH"), had been a sub-advisor to the fund since August 12, 2022. BBH has effectuated an internal business reorganization in which it transferred its taxable fixed income and structured credit advisory business and related personnel and assets, including the personnel responsible for providing investment advisory services to the funds, to a new entity known as Brown Brothers Harriman Credit Partners, LLC ("BBH Credit"), effective on January 1, 2026. As part of this reorganization, Affiliated Managers Group, Inc., through a wholly-owned acquisition subsidiary, received a minority equity interest in BBH Credit. No material changes are expected to occur with respect to BBH Credit's management of the funds or allocated portion thereof.

I. PACE® Intermediate Fixed Income Investments and PACE® Strategic Fixed Income Investments

Effective immediately, the Prospectuses and SAI are hereby revised as follows:

All references to "Brown Brothers Harriman & Co., acting through a separately identifiable department known as the Brown Brothers Harriman Mutual Fund Advisory Department" or "BBH" as a subadvisor to PACE Intermediate Fixed Income Investments and PACE Strategic Fixed Income Investments in the Prospectuses and SAI are hereby replaced with "Brown Brothers Harriman Credit Partners, LLC" or "BBH Credit Partners".

PACE Strategic Fixed Income Investments (Class P) | PACE Strategic Fixed Income Investments
Prospectus [Line Items]
Supplement to Prospectus [Text Block]

PACE® Select Advisors Trust

January 5, 2026

Supplement to the prospectuses relating to Class A shares (the "Class A Prospectus"), Class P shares (the "Class P Prospectus") and Class P2 shares (the "Class P2 Prospectus") (collectively, the "Prospectuses"), and the Statement of Additional Information ("SAI"), each dated November 28, 2025.

Includes:

•  PACE® Intermediate Fixed Income Investments

•  PACE® Strategic Fixed Income Investments

Dear Investor,

The purpose of this supplement is to update certain information for series (each, a "fund") of PACE® Select Advisors Trust (the "Trust").

First, the purpose of this supplement is to update certain information regarding the investment subadvisory arrangements for PACE® Intermediate Fixed Income Investments and PACE® Strategic Fixed Income Investments, series of the Trust. Brown Brothers Harriman & Co., acting through a separately identifiable department known as the Brown Brothers Harriman Mutual Fund Advisory Department ("BBH"), had been a sub-advisor to the fund since August 12, 2022. BBH has effectuated an internal business reorganization in which it transferred its taxable fixed income and structured credit advisory business and related personnel and assets, including the personnel responsible for providing investment advisory services to the funds, to a new entity known as Brown Brothers Harriman Credit Partners, LLC ("BBH Credit"), effective on January 1, 2026. As part of this reorganization, Affiliated Managers Group, Inc., through a wholly-owned acquisition subsidiary, received a minority equity interest in BBH Credit. No material changes are expected to occur with respect to BBH Credit's management of the funds or allocated portion thereof.

I. PACE® Intermediate Fixed Income Investments and PACE® Strategic Fixed Income Investments

Effective immediately, the Prospectuses and SAI are hereby revised as follows:

All references to "Brown Brothers Harriman & Co., acting through a separately identifiable department known as the Brown Brothers Harriman Mutual Fund Advisory Department" or "BBH" as a subadvisor to PACE Intermediate Fixed Income Investments and PACE Strategic Fixed Income Investments in the Prospectuses and SAI are hereby replaced with "Brown Brothers Harriman Credit Partners, LLC" or "BBH Credit Partners".

PACE Intermediate Fixed Income Investments (Class P2) | PACE Intermediate Fixed Income Investments
Prospectus [Line Items]
Supplement to Prospectus [Text Block]

PACE® Select Advisors Trust

January 5, 2026

Supplement to the prospectuses relating to Class A shares (the "Class A Prospectus"), Class P shares (the "Class P Prospectus") and Class P2 shares (the "Class P2 Prospectus") (collectively, the "Prospectuses"), and the Statement of Additional Information ("SAI"), each dated November 28, 2025.

Includes:

•  PACE® Intermediate Fixed Income Investments

•  PACE® Strategic Fixed Income Investments

Dear Investor,

The purpose of this supplement is to update certain information for series (each, a "fund") of PACE® Select Advisors Trust (the "Trust").

First, the purpose of this supplement is to update certain information regarding the investment subadvisory arrangements for PACE® Intermediate Fixed Income Investments and PACE® Strategic Fixed Income Investments, series of the Trust. Brown Brothers Harriman & Co., acting through a separately identifiable department known as the Brown Brothers Harriman Mutual Fund Advisory Department ("BBH"), had been a sub-advisor to the fund since August 12, 2022. BBH has effectuated an internal business reorganization in which it transferred its taxable fixed income and structured credit advisory business and related personnel and assets, including the personnel responsible for providing investment advisory services to the funds, to a new entity known as Brown Brothers Harriman Credit Partners, LLC ("BBH Credit"), effective on January 1, 2026. As part of this reorganization, Affiliated Managers Group, Inc., through a wholly-owned acquisition subsidiary, received a minority equity interest in BBH Credit. No material changes are expected to occur with respect to BBH Credit's management of the funds or allocated portion thereof.

I. PACE® Intermediate Fixed Income Investments and PACE® Strategic Fixed Income Investments

Effective immediately, the Prospectuses and SAI are hereby revised as follows:

All references to "Brown Brothers Harriman & Co., acting through a separately identifiable department known as the Brown Brothers Harriman Mutual Fund Advisory Department" or "BBH" as a subadvisor to PACE Intermediate Fixed Income Investments and PACE Strategic Fixed Income Investments in the Prospectuses and SAI are hereby replaced with "Brown Brothers Harriman Credit Partners, LLC" or "BBH Credit Partners".

PACE Strategic Fixed Income Investments (Class P2) | PACE Strategic Fixed Income Investments
Prospectus [Line Items]
Supplement to Prospectus [Text Block]

PACE® Select Advisors Trust

January 5, 2026

Supplement to the prospectuses relating to Class A shares (the "Class A Prospectus"), Class P shares (the "Class P Prospectus") and Class P2 shares (the "Class P2 Prospectus") (collectively, the "Prospectuses"), and the Statement of Additional Information ("SAI"), each dated November 28, 2025.

Includes:

•  PACE® Intermediate Fixed Income Investments

•  PACE® Strategic Fixed Income Investments

Dear Investor,

The purpose of this supplement is to update certain information for series (each, a "fund") of PACE® Select Advisors Trust (the "Trust").

First, the purpose of this supplement is to update certain information regarding the investment subadvisory arrangements for PACE® Intermediate Fixed Income Investments and PACE® Strategic Fixed Income Investments, series of the Trust. Brown Brothers Harriman & Co., acting through a separately identifiable department known as the Brown Brothers Harriman Mutual Fund Advisory Department ("BBH"), had been a sub-advisor to the fund since August 12, 2022. BBH has effectuated an internal business reorganization in which it transferred its taxable fixed income and structured credit advisory business and related personnel and assets, including the personnel responsible for providing investment advisory services to the funds, to a new entity known as Brown Brothers Harriman Credit Partners, LLC ("BBH Credit"), effective on January 1, 2026. As part of this reorganization, Affiliated Managers Group, Inc., through a wholly-owned acquisition subsidiary, received a minority equity interest in BBH Credit. No material changes are expected to occur with respect to BBH Credit's management of the funds or allocated portion thereof.

I. PACE® Intermediate Fixed Income Investments and PACE® Strategic Fixed Income Investments

Effective immediately, the Prospectuses and SAI are hereby revised as follows:

All references to "Brown Brothers Harriman & Co., acting through a separately identifiable department known as the Brown Brothers Harriman Mutual Fund Advisory Department" or "BBH" as a subadvisor to PACE Intermediate Fixed Income Investments and PACE Strategic Fixed Income Investments in the Prospectuses and SAI are hereby replaced with "Brown Brothers Harriman Credit Partners, LLC" or "BBH Credit Partners".